UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
JAPAN SMALLER                                                           Value
COMPANIES FUND                                             Shares       (000)
--------------------------------------------------------------------------------

COMMON STOCK (92.6%)

COMMERCIAL SERVICES (3.0%)

  CONSULTING SERVICES (3.0%)
  ASK Planning Center                                       216,000   $     797
                                                                      ---------
ENGINEERING & CONSTRUCTION (4.0%)

  BUILDING & CONSTRUCTION - MISCELLANEOUS (4.0%)
  Shinnihon                                                 199,200       1,076
                                                                      ---------

MISCELLANEOUS MANUFACTURING (5.3%)
  INDUSTRIAL GASES (1.5%)

  Air Water                                                  37,000         403
                                                                      ---------
  PAPER & PAPER PRODUCTS (3.8%)
  OJI Paper                                                 187,000       1,025
                                                                      ---------
                                                                          1,428
                                                                      ---------
REAL ESTATE (32.0%)
  REAL ESTATE MANAGEMENT/SERVICES (15.8%)

  Arnest One                                                 64,800         891
  Azel                                                      710,000       1,695
  Fuso Lexel                                                 91,700         800
  Iida Home Max                                              28,700         504
  Zephyr                                                        131         334
                                                                      ---------
                                                                          4,224
                                                                      ---------

  REAL ESTATE OPERATIONS/DEVELOPMENT (16.2%)

  Shin-Nihon Tatemono                                       331,500       2,006
  Suncity                                                     2,050       1,138
  Touei Housing                                              76,200       1,193
                                                                      ---------
                                                                          4,337
                                                                      ---------
                                                                          8,561
                                                                      ---------

REITS (28.1%)

  REITS-APARTMENTS (18.9%)

  Crescendo Investment                                          333       1,531
  FC Residential Investment                                     262       1,038
  New City Residence
    Investment                                                  237       1,163
  Nippon Residential
    Investment                                                  154         868
  TGR Investment                                                131         453
                                                                      ---------
                                                                          5,053
                                                                      ---------

  REITS-DIVERSIFIED (4.6%)

  Advance Residence
    Investment                                                  200         821
  Joint Reit Investment                                          84         414
                                                                      ---------
                                                                          1,235
                                                                      ---------

  REITS-HOTEL (0.1%)

  Nippon Hotel Fund Investment                                    6          25
                                                                      ---------

  REITS-OFFICE PROPERTY (4.5%)

  MID Reit                                                      244       1,219
                                                                      ---------
                                                                          7,532
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        Value
                                                           Shares       (000)
--------------------------------------------------------------------------------
RETAIL (19.3%)

  RETAIL-APPAREL/SHOE (11.5%)

  Nishimatsuya Chain                                         32,100   $     557
  Pal                                                        26,450       1,046
  Point                                                       3,980         239
  Right On                                                   32,200       1,230
                                                                      ---------
                                                                          3,072
                                                                      ---------
  RETAIL-BUILDING PRODUCTS (0.4%)
  Arc Land Sakamoto                                           7,000         102
                                                                      ---------
  RETAIL-CONSUMER ELECTRONICS (2.2%)
  Gigas K's Denki                                            20,700         589
                                                                      ---------
  RETAIL-DRUG STORE (2.9%)
  Welcia Kanto                                               24,900         782
                                                                      ---------
  RETAIL-RESTAURANTS (2.3%)
  Joyfull                                                    72,500         615
                                                                      ---------
                                                                          5,160
                                                                      ---------
TEXTILES (0.9%)

  TEXTILES-PRODUCTS (0.9%)
  Nitto Boseki                                               71,000         247
                                                                      ---------
TOTAL COMMON STOCK

  (Cost $23,583)                                                         24,801
                                                                      ---------
CASH EQUIVALENT (0.9%)

  Union Bank of California
    Money Market Fund,
    4.530% *                                                240,986         241
                                                                      ---------
TOTAL CASH EQUIVALENT

   (Cost $241)                                                              241
                                                                      ---------
TOTAL INVESTMENTS (93.5%)

   (Cost $23,824) +                                                   $  25,042
                                                                      =========

Percentages are based on Net Assets of $26,790 (000).

* Rate shown is the 7-day yield as of January 31, 2007.

REIT -- Real Estate Investment Trust.

+ At January 31, 2007, the tax basis cost of the Fund's investments was $23,824
(000), and the unrealized appreciation and depreciation were $1,688 (000) and $(470) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                                                 PAM-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.